Note 7 - Long-term Debt - Summary of Long-term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jan. 20, 2023	Mar. 31, 2022
Long-term debt	$ 443,314
Total	443,314
Total long-term debt	442,695		$ 113,624
Less current portion	10,000		4,000
Long-term debt, less current portion	432,695		109,624
Line of Credit [Member]
Long-term debt	180,598		20,508
Total	180,598		20,508
Term Loan A-1 [Member]
Long-term debt	88,932	$ 100,000	92,900
Outstanding principal	89,000		93,000
Unamortized debt issuance costs	(68)		(100)
Total	88,932	100,000	92,900
Term Loan A-2 [Member]
Long-term debt	172,949	175,000	0
Outstanding principal	173,500		0
Unamortized debt issuance costs	(551)	(600)	0
Total	172,949	$ 175,000	0
Other [Member]
Long-term debt	216		216
Total	$ 216		$ 216